As filed with the Securities and Exchange Commission
On December 28, 2010

1933 Act Registration Number 333-107797
1940 Act Registration Number 811-21410

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

       Post-Effective Amendment No.    18
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

Amendment No.   19

The Weitz Funds
__________________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Suite 200
1125 South 103 Street
Omaha, NE 68124-1071
(Address of Principal Office)

Registrant’s Telephone Number, including Area Code:
402-391-1980

Wallace R. Weitz
Suite 200
1125 South 103 Street
Omaha, NE 68124-1071
__________________________________________________________________

(Name and Address of Agent for Service)

Copies of all communications to:
Patrick W.D. Turley, Esq.
Dechert LLP
1775 Eye Street N.W.
Washington, DC 20006-2401

It is proposed that this filing will become effective:

[X]  on December 31, 2010 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

[X]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to the Registration Statement for The Weitz Funds (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 17, which was filed pursuant to Rule 485(a)(1) on October 15, 2010.  Accordingly, the contents of Post-Effective Amendment No. 17, consisting of Part A (the Prospectus for the Fund), Part B (the Statement of Additional Information), Part C (Other Information) and all Exhibits included in Post-Effective Amendment No. 17 are incorporated by reference in their entirety into this filing.  As stated on the cover page to this filing, this Post-Effective Amendment No. 18 is intended to become effective on December 31, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on the 28th day of December 2010.

THE WEITZ FUNDS

By: /s/ Wallace R. Weitz
       Wallace R. Weitz, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on December 28th, 2010:

Signature	Title

/s/ Wallace R. Weitz	President and Trustee
Wallace R. Weitz

/s/ Kenneth R. Stoll	Chief Financial Officer
Kenneth R. Stoll

/s/ John W. Hancock*	Trustee
John W. Hancock

/s/ Richard D. Holland*	Trustee
Richard D. Holland

/s/ Thomas R. Pansing, Jr.*	Trustee
Thomas R. Pansing, Jr.

/s/ Delmer L. Toebben*	Trustee
Delmer L. Toebben

/s/ Lorraine Chang*	Trustee
Lorraine Chang

/s/ Roland J. Santoni**	Trustee
Roland J. Santoni

/s/ Barbara W. Schaefer***	Trustee
Barbara W. Schaefer

/s/ Justin B. Wender****	Trustee
Justin B. Wender

/s/ Wallace R. Weitz
Wallace R. Weitz
Attorney-in-fact

      * Pursuant to Power of Attorney filed with Registration Statement dated August 8, 2003.
    ** Pursuant to Power of Attorney filed March 12, 2004.
  *** Pursuant to Power of Attorney filed with Registration Statement dated May 27, 2005.
**** Pursuant to Power of Attorney filed with Registration Statement dated August 1, 2009.